PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of Property, equipment and software

	As of December 31,
	2024	2025
Computer and equipment	37,032	45,435
Vehicle and equipment	24,577	37,111
Leasehold improvements	4,728	8,712
Software	2,527	2,659
Furniture and fixtures	541	582
Finance lease right-of-use assets	5,201	2,465
Total property, equipment and software	74,606	96,964
Less: accumulated depreciation and amortization	(57,962)	(59,343)
Construction in progress	597	22,846
Property, equipment and software, net	17,241	60,467